Attorneys and Counselors at Law

Daniel H. April	Of Counsel
Patrick J. Dolan	David F. Cunningham
John M. Hickey	C.W.N. Thompson, Jr.

Megan Hadley Koehler *

* Not Admitted in NM

January 31, 2020

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust”)
File Nos. 33-14905/811-05201
Post-Effective Amendment (“PEA”) Nos. 131 and 142

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted electronically herewith on behalf of the Trust is PEA No. 143 to the Trust’s currently effective registration statement on Form N-1A (“Registration Statement”) relating to the Thornburg Capital Management Fund (the “Fund”). This transmission contains a conformed signature page, the manually signed original of which is maintained with the records of the Trust.

The purposes of this filing are to: (1) update certain disclosures in the Fund’s prospectus in response to comments received from the staff with respect to PEA No. 140 under the 1940 Act, as further described in the Trust’s response letters transmitted via EDGAR correspondence on May 20, 2019 (Accession No. 0001387131-19-003824) and May 28, 2019 (Accession No. 0001387131-19-003939), and (2) make other changes to the Fund’s prospectus and statement of additional information.

Please contact me if you have any questions.

Sincerely,

/s/ Daniel April

Daniel April

460 St. Michael’s Drive	E-mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Suite 1000	Web address: www.catchlaw.com	Extension 103
Santa Fe, New Mexico 87505		Fax: (505) 988-2901